Financial Instruments - Summary of Increase (Decrease) in Loss Allowance for Trade Receivables (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of other provisions [line items]
Impairment loss allowance, trade receivables at the beginning of the period	¥ (612,439)
Impairment loss allowance, trade receivables at the end of the period	(651,414)	¥ (612,439)
Accumulated impairment losses
Disclosure of other provisions [line items]
Impairment loss allowance, trade receivables at the beginning of the period	8,376	7,356
Impairment loss allowance, trade receivables at the end of the period	9,763	8,376
Bad debt provision calculated by simplified approach | Accumulated impairment losses
Disclosure of other provisions [line items]
Impairment loss allowance, trade receivables at the beginning of the period	3,833	3,327
Impairment loss allowance, trade receivables at the end of the period	5,207	3,833
Bad debt provision recognized to credit- impaired financial assets | Accumulated impairment losses
Disclosure of other provisions [line items]
Impairment loss allowance, trade receivables at the beginning of the period	4,543	4,029
Impairment loss allowance, trade receivables at the end of the period	4,556	4,543
Trade and other receivables | Accumulated impairment losses
Disclosure of other provisions [line items]
Increases	3,799	1,419
Decreases (written off)	(1,981)	(814)
Decreases (reversed)	(314)	(555)
Foreign currency translation differences	(117)	971
Trade and other receivables | Bad debt provision calculated by simplified approach | Accumulated impairment losses
Disclosure of other provisions [line items]
Increases	3,249	857
Decreases (written off)	(1,590)	(437)
Decreases (reversed)	(258)	(324)
Foreign currency translation differences	(26)	410
Trade and other receivables | Bad debt provision recognized to credit- impaired financial assets | Accumulated impairment losses
Disclosure of other provisions [line items]
Increases	550	561
Decreases (written off)	(391)	(377)
Decreases (reversed)	(56)	(231)
Foreign currency translation differences	¥ (91)	¥ 561